Document And Entity Information	May 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 01, 2026
Entity Registrant Name	GLOO HOLDINGS, INC.
Entity Central Index Key	0002069785
Entity Emerging Growth Company	true
Entity File Number	001-42964
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-2250711
Entity Address, Address Line One	831 Pearl Street
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80302
City Area Code	(303)
Local Phone Number	381-2645
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	GLOO
Security Exchange Name	NASDAQ
Amendment Description	As previously reported, on April 12, 2026, Gloo, LLC ("Gloo") an indirect wholly-owned subsidiary of Gloo Holdings, Inc. (the "Company"), entered into an Asset Purchase Agreement (the "Enterprisemarketdesk Agreement") with WDMarketdesk, LLC ("Enterprisemarketdesk") and Alan Corbeil, as the designated representative of Enterprisemarketdesk, pursuant to which the Company agreed to purchase substantially all of the assets and certain liabilities of Enterprisemarketdesk (the "Enterprisemarketdesk Transaction"). The Company described the Enterprisemarketdesk Transaction in its Current Report on Form 8-K filed with the Securities and Exchange Commission on April 14, 2026 (the "Original 8-K"). In Item 3.02 of the Original 8-K, the Company stated that it would report, by amendment to the Original 8-K, the total number of shares of the Company's Class A common stock issued at the closing of the Enterprisemarketdesk Transaction.